CONSOLIDATED BALANCE SHEETS	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)
Current assets
Cash and cash equivalents	$ 11,278,475	$ 123,649
Restricted cash	529,837	3,236,482
Accounts receivable, net of allowance for doubtful accounts of $1,817,050 and $1,648,178, respectively	21,261,609	23,843,980
Notes receivable	214,999	89,941
Other receivables	1,514,545	1,625,872
Inventories	10,048,568	6,444,088
Advance to suppliers	9,630,518	3,251,295
Deferred tax assets, current portion	272,557	247,227
Total current assets	54,751,108	38,862,534
Property, plant and equipment, net	5,645,724	5,907,985
Intangible assets, net	463,171	468,148
Other long-term assets	313,066	312,289
TOTAL ASSETS	61,173,069	45,550,956
Current liabilities:
Accounts payable	717,272	1,141,803
Accrued expenses and other current liabilities	4,457,170	3,416,613
Accrued payroll and welfare	325,675	375,428
Advance from customers	1,983,713	1,618,216
Related party payables	7,911,720	1,662,160
Short-term bank borrowings	21,335,938	21,793,454
Notes payable	0	3,897,426
Income tax payable	3,074,635	2,066,934
TOTAL LIABILITIES	39,806,123	35,972,034
Equity
Common stock, no par value, 50,000,000 shares authorized, 13,068,346 and 9,000,000 shares issued and outstanding, respectively	0	0
Additional paid-in capital	8,382,876	2,800,777
Statutory surplus reserve	1,173,363	579,994
Retained earnings	10,978,891	5,697,984
Accumulated other comprehensive income	681,788	411,239
Total equity attributable to ZK International Group Co., Ltd.	21,216,918	9,489,994
Equity attributable to non-controlling interests	150,028	88,928
Total equity	21,366,946	9,578,922
TOTAL LIABILITIES AND EQUITY	$ 61,173,069	$ 45,550,956